SIX CIRCLES FUNDS

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

(each, a series of Six Circles Trust)

Supplement dated March 14, 2023

to the Prospectus dated August 28, 2022, as amended

Effective immediately, the “Risk/Return Summary — Purchase and Sale of Fund Shares” section of the Prospectus for each of the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund, is hereby deleted and replaced with the following:

The Fund is designed exclusively for investors participating in investment advisory programs, trusts or pooled investment vehicles managed by JPMorgan Chase Bank, N.A., J.P. Morgan Private Investments Inc. or one of their affiliates (each, a “JPM Program”). Fund shares may only be purchased through a JPM Program by a JPM Program representative acting on your behalf. Fund shares may be purchased or redeemed on any business day. For purposes of this prospectus, commingled investment vehicles and other pooled investment vehicles, such as registered investment companies, advised by the Adviser or its affiliates are considered to be participating in a JPM Program and are therefore eligible to invest in the Fund.

Additionally, effective immediately, the first paragraph of the “Investing with Six Circles Funds” section of the Prospectus is hereby deleted and replaced with the following:

The Funds are designed exclusively for investors participating in investment advisory programs, trusts or pooled investment vehicles managed by JPMorgan Chase Bank, N.A., J.P. Morgan Private Investments Inc. or one of their affiliates (each, a “JPM Program”). Fund shares may only be purchased through a JPM Program by your JPM Program representative acting on your behalf. Fund shares may be purchased or redeemed on any business day. There are no specific minimum investment amounts, redemption fees, distribution fees or sales charges applicable to investing in the Funds, other than as may be applicable generally to an investor’s overall JPM Program account. For purposes of this prospectus, commingled investment vehicles and other pooled investment vehicles, such as registered investment companies, advised by the Adviser or its affiliates are considered to be participating in a JPM Program and are therefore eligible to invest in the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2023-15

SIX CIRCLES FUNDS

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

(each, a series of Six Circles Trust)

Supplement dated March 14, 2023

to the Statement of Additional Information dated August 28, 2022, as amended

Effective immediately, the second paragraph of “Appendix A — Purchases and Redemptions” of Part II is hereby deleted and replaced with the following:

The Funds are designed exclusively for investors participating in investment advisory programs, trusts or pooled investment vehicles managed by JPMorgan Chase Bank, N.A., J.P. Morgan Private Investments Inc. or one of their affiliates (each, a “JPM Program”). Fund shares may only be purchased through a JPM Program by your JPM Program representative acting on your behalf. Fund shares may be purchased or redeemed on any business day. There are no specific minimum investment amounts, redemption fees, distribution fees or sales charges applicable to investing in the Funds, other than as may be applicable generally to an investor’s overall JPM Program account. For purposes of this prospectus, commingled investment vehicles and other pooled investment vehicles, such as registered investment companies, advised by the Adviser or its affiliates are considered to be participating in a JPM Program and are therefore eligible to invest in the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2023-16